Financial Liabilities - Summary of Financial Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Convertible bond 2017/2022	€ 1,989	€ 1,977
EIB loan 2017 tranche	11,869	11,845
EIB loan 2019 tranche	5,355	5,301
Leasing liabilities	3,092	2,987
Total non-current financial liabilities	22,305	22,110
Total current liabilities	€ 1,291	€ 1,212